Provisions (Current and Non-Current)	12 Months Ended
Jun. 30, 2020
Provisions [abstract]
Provisions (Current and Non-Current)
15.	PROVISIONS (CURRENT AND NON-CURRENT)

	Consolidated
	2020 $	2019 $
Current provisions
Annual leave	152,239	152,352
Long service leave	189,104	243,740
Make good *	91,590	91,590
Total current provisions	432,933	487,682
Non-current provisions
Long service leave	1,927	809
Make good *	—	—
Total non-current provisions	1,927	809
Total provisions	434,860	488,491

* Make good provision

Genetic Technologies Limited is required to restore the leased premises situated in Fitzroy, Melbourne to their original condition at the end of the lease terms. A provision has been recognized for the present value of the estimated expenditure required to remove any leasehold improvements. These costs have been capitalized as part of the cost of leasehold improvements and are amortized over the shorter of the term of the lease or the useful life of the assets. See Note 2(o) for the Company’s other accounting policies relevant to provisions.

	Consolidated
	2020 $	2019 $
Reconciliation of annual leave provision
Balance at the beginning of the financial year	152,352	145,499
Add: obligation accrued during the year	38,270	91,106
Less: utilized during the year	(38,383)	(84,253)
Balance at the end of the financial year	152,239	152,352
Reconciliation of long service leave provision
Balance at the beginning of the financial year	244,549	271,933
Add: obligation accrued during the year	3,454	10,226
Less: utilized during the year	(56,972)	(37,610)
Balance at the end of the financial year	191,031	244,549

Note: The current portion of this liability includes all of the accrued annual leave, the unconditional entitlements to long service leave where employees have completed the required period of service and also for those employees that are entitled to pro-rata payments in certain circumstances. The entire amount of the provision of A$432,933 (2019: A$487,682) is presented as current, since the group does not have an unconditional right to defer settlement for any of these obligations. However, based on past experience, the group does not expect all employees to take the full amount of accrued leave or require payment within the next 12 months.